Label	Element	Value
Nuveen Emerging Markets Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Emerging Markets Equity Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging market equity investments based on a market index.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 95 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 104 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and examples below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities that comprise its benchmark index, the MSCI Emerging Markets® Index (“MSCI EM Index”), or in instruments with economic characteristics similar to all or a portion of the MSCI EM Index. The MSCI EM Index is designed to measure equity market performance in the global emerging markets. The Fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment attributes of its benchmark index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to track various emerging market equity markets as a whole or a segment of these markets. The Fund primarily invests its assets in equity securities its investment adviser, Teachers Advisors, LLC (“Advisors”), has selected to track a designated stock market index.

Because the return of an index is not reduced by investment and other operating expenses, the Fund’s ability to match the returns of the MSCI EM Index is negatively affected by the costs of buying and selling securities as well as the Fund’s fees and other expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval. The portfolio management team of Advisors will attempt to build a portfolio that generally matches the market weighted investment characteristics of the Fund’s benchmark index.

From time to time, Advisors may determine that the Fund may not invest in securities of issuers that do not meet certain corporate governance criteria. The Fund currently does not invest in certain companies with operations in Sudan.

The Fund is classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become non-diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the MSCI EM Index, which the Fund seeks to track.

Risk [Heading]	rr_RiskHeading	Principal investment risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I, Premier, Retirement, Class A and Class W classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2023, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or by calling 800-257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen Emerging Markets Equity Index Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 19.18%, for the quarter ended June 30, 2020. Worst quarter: -24.02%, for the quarter ended March 31, 2020.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the benchmark index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Nuveen Emerging Markets Equity Index Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money over short or long periods by investing in this Fund.
Nuveen Emerging Markets Equity Index Fund | Market Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole. Such conditions may add significantly to the risk of volatility in the net asset value (“NAV”) of the Fund’s shares and adversely affect the Fund and its investments. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries, which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. The Fund currently invests a significant portion of its assets in companies in the financials and information technology sectors, although this may change over time.

Nuveen Emerging Markets Equity Index Fund | Issuer Risk (often called Financial Risk)
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects, credit rating and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

Nuveen Emerging Markets Equity Index Fund | Index Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

Nuveen Emerging Markets Equity Index Fund | Foreign Investment Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments as well as armed conflicts and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also have lower liquidity and be more difficult to value than investments in U.S. issuers. To the extent the Fund invests a significant portion of its assets in the securities of companies in a single country or region, it may be more susceptible to adverse economic, market, political or regulatory events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies located in China, although this may change over time. Foreign investments may also be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and less stringent accounting, corporate governance, financial reporting and disclosure standards. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other restrictions by the United States or other governments may also negatively impact the Fund’s investments. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and/or thus may make the Fund’s investments in such securities less liquid (or illiquid) or more difficult to value. The type and severity of sanctions and other measures that may be imposed could vary broadly in scope, and their impact is impossible to predict.

Nuveen Emerging Markets Equity Index Fund | Emerging Markets Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets or otherwise economically tied to emerging market countries. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Emerging market countries may also have less stringent regulation of accounting, auditing, financial reporting and recordkeeping requirements, which would affect the Fund’s ability to evaluate potential portfolio companies. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect Advisors’ ability to evaluate local companies or their potential impact on the Fund’s performance. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may have lower overall liquidity than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging market countries. Moreover, legal remedies for investors in emerging markets may be more limited, and U.S. authorities may have less ability to bring actions against bad actors in emerging market countries.

Nuveen Emerging Markets Equity Index Fund | Large-Cap Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

Nuveen Emerging Markets Equity Index Fund | Mid-Cap Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and lower overall liquidity than the stocks of larger, more established companies.

Nuveen Emerging Markets Equity Index Fund | Illiquid Investments Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame.
Nuveen Emerging Markets Equity Index Fund | Currency Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Currency Risk—The risk that foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivative instruments that provide exposure to foreign currencies.

Nuveen Emerging Markets Equity Index Fund | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Non-Diversification Risk—While the Fund is considered to be a diversified investment company under the 1940 Act, the Fund may become non-diversified under the 1940 Act without Fund shareholder approval when necessary to continue to track its benchmark index. Non-diversified status means that the Fund can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of a particular investment may have a greater effect on the fund’s return since that investment may represent a larger portion of the fund’s total portfolio assets.

Nuveen Emerging Markets Equity Index Fund | MSCI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	2.66%
Nuveen Emerging Markets Equity Index Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Annual low balance account fee (for accounts under $1,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.16%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.16%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
1 Year	rr_ExpenseExampleYear01	$ 16
3 Years	rr_ExpenseExampleYear03	52
5 Years	rr_ExpenseExampleYear05	90
10 Years	rr_ExpenseExampleYear10	$ 205
Annual Return 2014	rr_AnnualReturn2014	(3.21%)
Annual Return 2015	rr_AnnualReturn2015	(14.83%)
Annual Return 2016	rr_AnnualReturn2016	11.06%
Annual Return 2017	rr_AnnualReturn2017	37.45%
Annual Return 2018	rr_AnnualReturn2018	(14.57%)
Annual Return 2019	rr_AnnualReturn2019	18.57%
Annual Return 2020	rr_AnnualReturn2020	17.68%
Annual Return 2021	rr_AnnualReturn2021	(3.06%)
Annual Return 2022	rr_AnnualReturn2022	(20.22%)
Annual Return 2023	rr_AnnualReturn2023	9.23%
Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.18%
Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.02%)
1 Year	rr_AverageAnnualReturnYear01	9.23%
5 Years	rr_AverageAnnualReturnYear05	3.34%
10 Years	rr_AverageAnnualReturnYear10	2.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2010
Nuveen Emerging Markets Equity Index Fund | Class R6 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.28%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	1.80%
Nuveen Emerging Markets Equity Index Fund | Class R6 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.86%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	1.80%
Nuveen Emerging Markets Equity Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Annual low balance account fee (for accounts under $1,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.29%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.29%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
1 Year	rr_ExpenseExampleYear01	$ 30
3 Years	rr_ExpenseExampleYear03	93
5 Years	rr_ExpenseExampleYear05	163
10 Years	rr_ExpenseExampleYear10	$ 368
1 Year	rr_AverageAnnualReturnYear01	9.11%
5 Years	rr_AverageAnnualReturnYear05	3.19%
10 Years	rr_AverageAnnualReturnYear10	2.30%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 04, 2015
Nuveen Emerging Markets Equity Index Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Annual low balance account fee (for accounts under $1,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.31%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.31%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
1 Year	rr_ExpenseExampleYear01	$ 32
3 Years	rr_ExpenseExampleYear03	100
5 Years	rr_ExpenseExampleYear05	174
10 Years	rr_ExpenseExampleYear10	$ 393
1 Year	rr_AverageAnnualReturnYear01	9.11%
5 Years	rr_AverageAnnualReturnYear05	3.20%
10 Years	rr_AverageAnnualReturnYear10	2.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2010
Nuveen Emerging Markets Equity Index Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Annual low balance account fee (for accounts under $1,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.41%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.41%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
1 Year	rr_ExpenseExampleYear01	$ 42
3 Years	rr_ExpenseExampleYear03	132
5 Years	rr_ExpenseExampleYear05	230
10 Years	rr_ExpenseExampleYear10	$ 518
1 Year	rr_AverageAnnualReturnYear01	8.91%
5 Years	rr_AverageAnnualReturnYear05	3.08%
10 Years	rr_AverageAnnualReturnYear10	2.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2010
Nuveen Emerging Markets Equity Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Annual low balance account fee (for accounts under $1,000)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.49%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
1 Year	rr_ExpenseExampleYear01	$ 622
3 Years	rr_ExpenseExampleYear03	723
5 Years	rr_ExpenseExampleYear05	833
10 Years	rr_ExpenseExampleYear10	$ 1,156
1 Year	rr_AverageAnnualReturnYear01	2.58%
5 Years	rr_AverageAnnualReturnYear05	1.78%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2010	[3]
Nuveen Emerging Markets Equity Index Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Annual low balance account fee (for accounts under $1,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.16%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1],[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	none
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	none
5 Years	rr_ExpenseExampleYear05	none
10 Years	rr_ExpenseExampleYear10	none
1 Year	rr_AverageAnnualReturnYear01	9.49%
5 Years	rr_AverageAnnualReturnYear05	3.54%
10 Years	rr_AverageAnnualReturnYear10	2.50%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2018

[1]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.21% of average daily net assets for Class R6 shares; (ii) 0.36% of average daily net assets for Class I shares; (iii) 0.36% of average daily net assets for Premier Class shares; (iv) 0.46% of average daily net assets for Retirement Class shares; (v) 0.56% of average daily net assets for Class A shares; and (vi) 0.21% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2025, unless changed with approval of the Board of Trustees.

[2]

The performance shown for the Class I and Class W that is prior to their respective inception dates is based on performance of the Class R6. The performance for these periods has not been restated to reflect the actual expenses of the Class I and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Class I and Class W have different expenses than the Class R6.

[3]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
[4]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.